Securities Sold Under Repurchase Agreements	12 Months Ended
Dec. 31, 2014
Securities Sold Under Repurchase Agreements
Securities Sold Under Repurchase Agreements

(8) Securities Sold Under Repurchase Agreements

        The Company's bank subsidiaries have entered into repurchase agreements with an investment banking firm and individual customers of the bank subsidiaries. The purchasers have agreed to resell to the bank subsidiaries identical securities upon the maturities of the agreements. Securities sold under repurchase agreements were mortgage-backed book entry securities and averaged $893,830,000 and $1,041,186,000 during 2014 and 2013, respectively, and the maximum amount outstanding at any month end during 2014 and 2013 was $892,341,000 and $1,119,531,000, respectively.

        Further information related to repurchase agreements at December 31, 2014 and 2013 is set forth in the following table:

	Collateral Securities		Repurchase Borrowing
	Book Value of Securities Sold	Fair Value of Securities Sold	Balance of Liability	Weighted Average Interest Rate
	(Dollars in Thousands)
December 31, 2014 term:
Overnight agreements	$366,731	$370,704	$236,077.16%
1 to 29 days	3,717	3,781	1,016.45
30 to 90 days	13,399	13,628	6,705.38
Over 90 days	743,323	746,305	614,552	3.83

Total	$1,127,170	$1,134,418	$858,350	2.79%

December 31, 2013 term:
Overnight agreements	$332,042	$341,238	$209,899.17%
1 to 29 days	27,954	28,288	18,666.40
30 to 90 days	8,106	8,263	3,295.43
Over 90 days	945,535	940,209	725,521	3.78

Total	$1,313,637	$1,317,998	$957,381	2.91%

        The book value and fair value of securities sold includes the entire book value and fair value of securities partially or fully pledged under repurchase agreements.